SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Basis of Presentation and Consolidation

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). The unaudited consolidated financial statements include the financial condition and results of operations of our wholly-owned subsidiary, Cereplast International, S.A., a Luxembourg company organized during the year ended December 31, 2008, for the purpose of conducting sales operations in Europe through two subsidiaries: Cereplast Europe SAS,a French company and Cereplast Italia SPA, an Italian corporation. Intercompany balances and transactions have been eliminated in consolidation. The results of operations for interim periods are not necessarily indicative of the results that may be expected for a full year. These financial statements should be read in conjunction with the consolidated financial statements and the notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2011.

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). The audited consolidated financial statements include the financial condition and results of operations of our wholly-owned subsidiary, Cereplast International, S.A., a Luxembourg company organized during the year ended December 31, 2008, for the purpose of conducting sales operations in Europe. Intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying financial statements. Significant estimates made in preparing these financial statements include the estimate of useful lives of property and equipment, the deferred tax valuation allowance and the fair value of stock options. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the accompanying financial statements. Significant estimates made in preparing these financial statements include the estimate of useful lives of property and equipment, the deferred tax valuation allowance and the fair value of stock options. Actual results could differ from those estimates.

Cash

Cash

We consider all highly liquid investments with an original maturity of three months or less to be cash equivalents. At various times throughout the year, the Company may have exceeded federally insured limits. At December 31, 2011, balances in our cash accounts exceeded federally insured limits of $0.25 million by approximately $4.0 million. We have not experienced any losses in such accounts and we do not believe we are exposed to any significant credit risk on cash and cash equivalents.

Cash

We consider all highly liquid investments with an original maturity of three months or less to be cash equivalents. At various times throughout the year, we may have exceeded federally insured limits. At December 31, 2011 and December 31, 2010, balances in our cash accounts exceeded federally insured limits of $0.25 million by approximately, $3.7 million and $2.2 million, respectively. We have not experienced any losses in such accounts and we do not believe we are exposed to any significant credit risk on cash and cash equivalents.

Concentration of Credit Risk

Concentration of Credit Risk

We had unrestricted cash totaling $0.2 million and $3.9 million at September 30, 2012 and December 31, 2011, respectively. The unrestricted cash and cash equivalents are held for working capital purposes. We do not enter into investments for trading or speculative purposes. Some of the securities in which we invest, however, may be subject to market risk. This means that a change in prevailing interest rates may cause the principal amount of the investment to fluctuate. To minimize this risk, we intend to maintain our portfolio of cash equivalents and short-term investments in a variety of securities, including commercial paper, money market funds, debt securities and certificates of deposit. Due to the short-term nature of these investments, we believe that we do not have any material exposure to changes in the fair value of our investment portfolio as a result of changes in interest rates. We actively monitor changes in interest rates.

Concentration of credit risk with respect to accounts receivable is limited to certain European customers to whom we make substantial sales. As of September 30, 2012 we had two large European customers that accounted for $13.7 million, or 74% of our accounts receivable balance, which is past due. Agreed upon payment terms for both of these customers are 90 days from receipt of goods. These customers are distributors and have acknowledged to us their agreement with the amounts owing and no amounts recognized in revenue or recorded in accounts receivable from these customers are in dispute. These distributor product sales were sold under agreements with generally the same terms of sale and credit as all other customer agreements. These sales are not contingent upon the distributor selling the product to the end-user and there is no right of return. To reduce risk, we routinely assess the financial strength of our most significant customers, using standard credit risk evaluation methods with reference to publicly available and customer supplied information, and monitor the amounts owed to us, taking appropriate action when necessary. As a result of the recent deterioration in the general economic conditions in Europe and the slow payment by some of our European customers, we have established an allowance for doubtful accounts of $10.5 million to reflect management’s assessment of credit risk associated with these customer balances. We are working with all customers to mitigate credit risk and ensure collection of all outstanding amounts.

Concentration of Credit Risk

We had unrestricted cash totaling $3.9 million and $2.4 million at December 31, 2011 and 2010, respectively. Our unrestricted cash is held for working capital purposes. We do not enter into investments for trading or speculative purposes. Some of the securities in which we invest, however, may be subject to market risk. This means that a change in prevailing interest rates may cause the principal amount of the investment to fluctuate. To minimize this risk, we intend to maintain our portfolio of cash equivalents and short-term investments in a variety of securities, including commercial paper, money market funds, debt securities and certificates of deposit. Due to the short-term nature of these investments, we believe that we do not have any material exposure to changes in the fair value of our investment portfolio as a result of changes in interest rates.

Concentration of credit risk with respect to accounts receivable is limited to certain European customers to whom we make substantial sales. As of December 31, 2011 we had one large European customer that accounted for $7.6 million, or 36% of our accounts receivable balance, which is past due. We have another large European customer with $6.1 million, or 29% of our receivable balance. Agreed upon payment terms for both of these customers are 90 days from receipt of goods. These customers have acknowledged to us their agreement with the amounts owing and no amounts recognized in revenue or recorded in accounts receivable from these customers are in dispute. To reduce risk, we routinely assess the financial strength of our most significant customers, using standard credit risk evaluation methods with reference to publicly available and customer supplied information, and monitor the amounts owed to us, taking appropriate action when necessary. As a result of the recent deterioration in the general economic conditions in Europe and the slow payment by some of our European customers, we have increased our allowance for doubtful accounts to $5.4 million to reflect management’s assessment of credit risk associated with these customer balances. We are working with all customers to mitigate credit risk and ensure collection of all outstanding amounts.

Other Concentration

Other Concentration

During the nine months ended months ended September 30, 2012, we did not have any significant suppliers that accounted for greater than 10% of total cost of goods sold. During the same period in the prior year, we had two significant suppliers that accounted for 34.0%, and 27.6% of total cost of goods sold. No other suppliers accounted for more than 10% of cost of goods sold during these periods.

Other Concentration

During the year ended December 31, 2011, we had three significant suppliers that accounted for 33.1%, 27.5% and 10.8% of total cost of goods sold, respectively. During the same period in the prior year, we had two significant suppliers that accounted for 45.9% and 23.2% of total cost of goods sold, respectively. No other suppliers accounted for more than 10% of cost of goods sold during these periods.

Liquidity and Capital Resources

Liquidity and Capital Resources

We have incurred a net loss of $16.3 million for the nine months ended September 30, 2012, and $14.0 million for the year ended December 31, 2011, and have an accumulated deficit of $73.2 million as of September 30, 2012. Based on our operating plan, our existing working capital will not be sufficient to meet the cash requirements to fund our planned operating expenses, capital expenditures and working capital requirements through December 31, 2012 without additional sources of cash.

In order to provide and preserve the necessary working capital to operate, we have successfully completed the following transactions in 2012:

•

Entered into an Exchange Agreement with Magna Group LLC (“Magna”), pursuant to which we agreed to issue to Magna convertible notes, in the aggregate principal amount of up to $4.6 million, in exchange for repayment of our Term Loan with Compass Horizon Funding Company, LLC.

•	Obtained a Forbearance Agreement on our semi-annual coupon payment due on June 1, 2012 with certain holders of our Senior Subordinated Notes to defer payment until December 1, 2012.

•

Reduced future interest payments through executing an Exchange Agreement for $2.5 million with certain holders of our Senior Subordinated Notes for conversion of their Notes and accrued interest into shares at an exchange rate of one share of our common stock for each $1.00 amount of the Note and accrued interest.

•	Issued 6,375,000 shares of our common stock to an institutional investor in settlement of approximately $1.3 million of our outstanding accounts payable balances.

•	Completed a Registered Direct offering to issue 1,000,000 shares of common stock at $0.50 per share for gross proceeds of $0.5 million.

•	Obtained unsecured short-term convertible debt financing of $0.6 million with additional availability of approximately $0.6 million at the lender’s sole discretion.

•	Returned unused raw materials to our suppliers in exchange for refunds net of restocking charges of approximately $0.3 million.

Our plan to address the shortfall of working capital is to generate additional financing through a combination of sale of our equity securities, additional funding from our new short-term convertible debt financings, incremental product sales into new markets with advance payment terms and collection of outstanding past due receivables. We are confident that we will be able to deliver on our plans, however, there are no assurances that we will be able to obtain any sources of financing on acceptable terms, or at all.

If we cannot obtain sufficient additional financing in the short-term, we may be forced to curtail or cease operations or file for bankruptcy. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should we be forced to take such actions.

Liquidity and Capital Resources

We have incurred a net loss of $14.0 million for the year ended December 31, 2011, and $7.5 million for the year ended December 31, 2010, and have an accumulated deficit of $56.9 million as of December 31, 2011. Based on our operating plan, our existing working capital will not be sufficient to meet the cash requirements to fund our planned operating expenses, capital expenditures and working capital requirements through December 31, 2012 without additional sources of cash.

Our plan to address the shortfall of working capital is to generate additional financing through a combination of refinancing existing credit facilities, incremental product sales and collection of outstanding receivables. We are confident that we will be able to deliver on our plans, however, there are no assurances that we will be able to obtain any sources of financing on acceptable terms, or at all.

If we cannot obtain sufficient additional financing in the short-term, we may be forced to curtail or cease operations or file for bankruptcy. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should we be forced to take such actions.

Restricted Cash

Restricted Cash

We had restricted cash in the amount of approximately $43,000 on September 30, 2012 and December 31, 2011. The restricted cash amount consists of a “Certificate of Deposit” which supports a “Letter of Credit” for a leased facility.

Restricted Cash

We had restricted cash in the amount of approximately $43,000 on December 31, 2011 and 2010. The restricted cash amount consists of a “Certificate of Deposit” which supports a “Letter of Credit” for a leased facility.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of our financial instruments as of September 30, 2012, which include cash, accounts receivable, unbilled receivable, accounts payable, accrued expenses, loans payable and convertible subordinated notes approximate their fair values due to the short-term nature of these instruments.

Fair Value of Financial Instruments

The carrying amounts of our financial instruments as of December 31, 2011 and 2010, which include cash, accounts receivable, unbilled receivable, accounts payable, accrued expenses, loans payable and convertible subordinated notes approximate their fair values due to the short-term nature of these instruments.

Accounts Receivable

Accounts Receivable

We maintain an allowance for doubtful accounts for estimated losses that may arise if any of our customers are unable to make required payments. Management performs a quantitative and qualitative review of the receivables past due from customers on a monthly basis. Quantitative factors include customer’s past due balance, prior payment history, recent sales activity and days sales outstanding. Qualitative factors include macroeconomic environment, current product demand, estimated inventory levels and customer’s financial position. In certain cases, we may have access to repossess unsold products held at customer locations as recourse for payment defaults. The fair market value of these products are considered as potential recovery in estimating net losses from uncollectible accounts. On July 27, 2012, we entered into a Settlement Agreement with Colortec S.r.l. (“Colortec”) to resolve a dispute regarding our claims on outstanding accounts receivable balances. In exchange for renouncing our claim on outstanding accounts receivable from Colortec, we were granted access to recover unused containers of our products held by Colortec, valued at approximately $1.8 million. We have eliminated the outstanding accounts receivable balance due from Colortec in exchange for the value of inventory we recovered.

We record an allowance against uncollectible items for each customer after all reasonable means of collection have been exhausted, and the potential for recovery is considered remote. The allowance for doubtful accounts was approximately $10.5 million and $5.4 million as of September 30, 2012 and December 31, 2011, respectively.

Accounts Receivable

We maintain an allowance for doubtful accounts for estimated losses that may arise if any of our customers are unable to make required payments. Management performs a quantitative and qualitative review of the receivables past due from customers on a monthly basis. Quantitative factors include customer’s past due balance, prior payment history, recent sales activity and days sales outstanding. Qualitative factors include macroeconomic environment, current product demand, estimated inventory levels and customer’s financial position. In certain cases, we may have access to repossess unsold products held at customer locations as recourse for payment defaults. The fair market value of these products are considered as potential recovery in estimating net losses from uncollectible accounts. We record an allowance against uncollectible items for each customer after all reasonable means of collection have been exhausted, and the potential for recovery is considered remote. The allowance for doubtful accounts was approximately $5.4 million and $66,000 as of December 31, 2011 and 2010, respectively.

Inventories

Inventories

Inventories are stated at the lower of cost (first-in, first-out basis) or market, and consist primarily of raw materials used in the manufacturing of bioplastic resins, finished bioplastic resins and finished goods. Inventories are assessed for recoverability through an ongoing review of inventory levels in relation to foreseeable demand, which is typically six to twelve months. We consider any quantities in excess of three years of inventory to be excessive due to the shelf life of our products. A significant qualitative factor used in our evaluation is the fact that polypropylene is a core ingredient to our bioplastic resin products. Polypropylene is a multi-billion dollar commodity market within the plastics industry, which provides us an active marketplace to monetize potential excess or obsolete inventory. Our foreseeable demand is based upon all available information, including sales forecasts, new product marketing plans and product life cycles. When the inventory on hand exceeds the foreseeable demand, we write down the value of those inventories which, at the time of our review, we expect to be unable to sell or return to the vendor. The amount of the inventory write down is the excess of historical cost over estimated realizable value. Once established, these write downs are considered permanent adjustments to the cost basis of the excess inventory. As of September 30, 2012 and December 31, 2011, inventories consisted of the following(in thousands):

	September 30, 2012	December 31, 2011
	(Unaudited)
Raw Materials	$2,030	$2,565
Bioplastic Resins	3,475	1,959
Finished Goods	41	42
Packaging Materials	72	69
WIP	—	—
Obsolescence Reserve	(194)	(229)

Inventories, net	$5,424	$4,406

Inventory

Inventories are stated at the lower of cost (first-in, first-out basis) or market and consist primarily of raw materials used in the manufacturing of bioplastic resins, finished bioplastic resins and finished goods. Inventories are reviewed for excess and obsolescence and a reserve is established accordingly. For the years ended December 31, 2011, and 2010, inventories consisted of the following (in thousands):

	2011	2010
Raw Materials	$2,565	$936
Bioplastic Resins	1,959	318
Finished Goods	42	44
Packaging Materials	69	53
Work In Process	—	41
Obsolescence Reserve	(229)	—

Inventories, Net	$4,406	$1,392

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, and depreciation is computed on the straight-line method over the estimated useful lives of the assets. The estimated useful lives of the assets are between five and seven years. Repairs and maintenance expenditures are charged to expense as incurred. Property and Equipment consist of the following (in thousands):

	September 30, 2012	December 31, 2011
	(Unaudited)
Equipment	$5,772	$5,434
Building	5,906	5,906
Land	32	32
Construction In Progress	1,526	1,743
Auto	—	37
Furniture and Fixtures	327	327
Leasehold Improvements	273	273

	13,836	13,752
Accumulated Depreciation	(3,668)	(3,151)

Property and Equipment, Net	$10,168	$10,601

Property and Equipment

Property and equipment are stated at cost, and depreciation is computed on the straight-line method over the estimated useful lives of the assets. The estimated useful lives of the assets are between five and seven years. Repairs and maintenance expenditures are charged to expense as incurred. Property and equipment consist of the following (in thousands):

	2011	2010
Equipment	$5,434	$5,074
Building	5,906	—
Land	32	—
Construction In Progress	1,743	135
Auto	37	25
Furniture and Fixtures	327	279
Leasehold Improvements	273	51

	13,752	5,564
Accumulated Depreciation	(3,151)	(2,213)

Property and Equipment, Net	$10,601	$3,351

Intangible Assets

Intangible Assets

Intangible assets are stated at cost and consist primarily of patents and trademarks. Amortization is computed on the straight-line method over the estimated life of these assets, estimated to be between five and fifteen years. Intangible assets consist of the following (in thousands):

	September 30, 2012	December 31, 2011
	(Unaudited)
Intangible Assets	$295	$222
Accumulated Amortization	(47)	(39)

Intangible Assets, Net	$248	$183

Intangible Assets

Intangible assets are stated at cost and consist primarily of patents and trademarks. Amortization is computed on the straight-line method over the estimated life of these assets, estimated to be between five and fifteen years. Intangible assets consist of the following (in thousands):

	2011	2010
Intangible Assets	$222	$203
Accumulated Amortization	(39)	(33)

Intangible Assets, Net	$183	$170

Deferred Income Taxes

Deferred Income Taxes

Deferred income taxes are provided using the liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of the changes in tax laws and rates of the date of enactment.

The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

Interest and penalties associated with unrecognized tax benefits are classified as additional income taxes in the statement of income.

Deferred Income Taxes

Deferred income taxes are provided using the liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of the changes in tax laws and rates of the date of enactment.

The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

Interest and penalties associated with unrecognized tax benefits are classified as additional income taxes in the statement of income.

Revenue Recognition

Revenue Recognition

We recognize revenue at the time of shipment of products, when the following fundamental criteria are met: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred; (iii) the price to the customer is fixed or determinable; and (iv) collection of the sales price is probable.

Certain of our product sales are made to distributors under agreements with generally the same terms of sale and credit as all other customer agreements. Revenue from product sales to our customers, including our customers who are distributors, is recognized upon shipment provided the above noted fundamental criteria of revenue recognition are met. The sale of products to our customers who are distributors is not contingent upon the distributor selling the product to the end-user, and our current agreements with distributors do not have any rights of return.

Revenue Recognition

We recognize revenue at the time of shipment of products, when the following fundamental criteria are met: (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred; (iii) the price to the customer is fixed or determinable; and (iv) collection of the sales price is probable.

Certain of our product sales are made to distributors under agreements with generally the same terms of sale and credit as all other customer agreements. Revenue from product sales to our customers, including our customers who are distributors, is recognized upon shipment provided the above noted fundamental criteria of revenue recognition are met. The sale of products to our customers who are distributors is not contingent upon the distributor selling the product to the end-user, and our current agreements with distributors do not have any rights of return.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

We review long-lived assets for possible impairment by evaluating whether the carrying amount of assets exceed its recoverable amount. Our judgment regarding the existence of impairment is based on legal factors, market conditions and operational performance of our assets. Future adverse changes in legal environment, market conditions or poor operating results could result in losses or an inability to recover the carrying value of the long-lived assets, thereby possibly requiring an impairment charge in the future.

Impairment of Long-Lived Assets.

We review long-lived assets for possible impairment by evaluating whether the carrying amount of assets exceed its recoverable amount. Our judgment regarding the existence of impairment is based on legal factors, market conditions and operational performance of our assets. Future adverse changes in legal environment, market conditions or poor operating results could result in losses or an inability to recover the carrying value of the long-lived assets, thereby possibly requiring an impairment charge in the future.

Comparative Figures	Comparative Figures Certain of the prior year figures have been reclassified to conform to the presentation adopted in the current year.	Comparative Figures Certain of the prior year figures have been reclassified to conform to the presentation adopted in the current year.
Derivative Financial Instruments

Derivative Financial Instruments

Our derivative financial instruments consist of embedded and free-standing derivatives related primarily to the convertibles notes. The embedded derivatives include the conversion features, and liquidated damages clauses in the registration rights agreement. The accounting treatment of derivative financial instruments requires that we record the derivatives and related warrants at their fair values as of the inception date of the agreement and at fair value as of each subsequent balance sheet date. The recorded value of all derivatives at September 30, 2012 totaled approximately $344,000. We did not carry any derivative financial instruments at December 31, 2011. Any change in fair value of these instruments will be recorded as non-operating, non-cash income or expense at each reporting date. If the fair value of the derivatives is higher at the subsequent balance sheet date, the Company will record a non-operating, non-cash charge. If the fair value of the derivatives is lower at the subsequent balance sheet date, the Company will record non-operating, non-cash income. At September 30, 2012 derivatives were valued primarily using the Black-Scholes Option Pricing Model.